Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INTEGRITY FUNDS
Entity Central Index Key	0000893730
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class A
Trading Symbol	IDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned 10.81%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the "Benchmark") returned 4.55% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology, financials, and consumer staples.
•	Detracting from relative performance was stock selection in health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

[1]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class A without sales charge	10.81	13.82	10.40
Class A with sales charge	5.27	12.65	9.84
S&P 500 TR Index	16.33	15.88	13.66
S&P High Yield Dividend Aristocrats Index	4.55	11.29	9.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 520,000,000
Holdings Count	57
Advisory Fees Paid, Amount	$ 1,370,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$520
Number of Holdings	57
Net Advisory Fee Paid	$1.37M
Annual Portfolio Turnover	28%
Distribution Rate @ NAV	2.74%
Beta	0.69
30-Day SEC Yield (IDIVX)	2.29%

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Financials	16.9
Information Technology	16.4
Consumer Staples	14.3
Utilities	13.8
Energy	12.5
Health Care	7.9
Consumer Discretionary	4.6
Industrials	4.1
Communication Services	4.1
Cash Equivalents and Other	3.7
Materials	1.7

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Broadcom Inc	5.54
NextEra Energy Inc	4.92
TransCanada Corp	3.96
Chevron Corp	3.50
Corning Inc	3.16
PepsiCo Inc	3.02
AbbVie Inc	2.80
Morgan Stanley	2.79
Citigroup Inc	2.61
Bristol Myers Squibb Co	2.58

Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class C
Trading Symbol	IDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.70%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class C shares returned 9.99%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the "Benchmark") returned 4.55% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology, financials, and consumer staples.
•	Detracting from relative performance was stock selection in health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

August 3, 2015 through July 31, 2025

[2]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	Inception^
Class C without sales charge	9.99	12.97	9.62
Class C with sales charge	8.99	12.97	9.62
S&P 500 TR Index	16.33	15.88	13.69
S&P High Yield Dividend Aristocrats Index	4.55	11.29	9.85
^Inception Date of 8/3/2015

Performance Inception Date	Aug. 03, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 520,000,000
Holdings Count	57
Advisory Fees Paid, Amount	$ 1,370,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$520
Number of Holdings	57
Net Advisory Fee Paid	$1.37M
Annual Portfolio Turnover	28%
Distribution Rate	2.04%
Beta	0.69
30-Day SEC Yield (IDHCX)	1.66%

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Financials	16.9
Information Technology	16.4
Consumer Staples	14.3
Utilities	13.8
Energy	12.5
Health Care	7.9
Consumer Discretionary	4.6
Industrials	4.1
Communication Services	4.1
Cash Equivalents and Other	3.7
Materials	1.7

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Broadcom Inc	5.54
NextEra Energy Inc	4.92
TransCanada Corp	3.96
Chevron Corp	3.50
Corning Inc	3.16
PepsiCo Inc	3.02
AbbVie Inc	2.80
Morgan Stanley	2.79
Citigroup Inc	2.61
Bristol Myers Squibb Co	2.58

Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class I
Trading Symbol	IDHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned 11.07%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the "Benchmark") returned 4.55% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology, financials, and consumer staples.
•	Detracting from relative performance was stock selection in health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE August 1, 2016 through July 31, 2025	[3]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	Inception^
Class I	11.07	14.10	10.09
S&P 500 TR Index	16.33	15.88	14.61
S&P High Yield Dividend Aristocrats Index	4.55	11.29	8.92
^Inception Date of 8/1/2016

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 520,000,000
Holdings Count	57
Advisory Fees Paid, Amount	$ 1,370,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$520
Number of Holdings	57
Net Advisory Fee Paid	$1.37M
Annual Portfolio Turnover	28%
Distribution Rate	2.98%
Beta	0.69
30-Day SEC Yield (IDHIX)	2.66%

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Financials	16.9
Information Technology	16.4
Consumer Staples	14.3
Utilities	13.8
Energy	12.5
Health Care	7.9
Consumer Discretionary	4.6
Industrials	4.1
Communication Services	4.1
Cash Equivalents and Other	3.7
Materials	1.7

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Broadcom Inc	5.54
NextEra Energy Inc	4.92
TransCanada Corp	3.96
Chevron Corp	3.50
Corning Inc	3.16
PepsiCo Inc	3.02
AbbVie Inc	2.80
Morgan Stanley	2.79
Citigroup Inc	2.61
Bristol Myers Squibb Co	2.58

Integrity Dividend Summit Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class A
Trading Symbol	APAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned 4.88%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the "Benchmark") returned 8.26% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund underperformed the Benchmark, primarily driven by as stock selection in health care and materials.
•	Aiding relative performance over the period was stock selection in consumer staples and energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2025

[4]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	Inception^
Class A without sales charge	4.88	9.83
Class A with sales charge	-0.33	7.35
S&P 500 TR Index	16.33	22.21
Dow Jones U.S. Select Dividend Index	8.26	11.08
^Inception Date of 5/1/2023

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 10,000,000
Holdings Count	38
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$10
Number of Holdings	38
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	43%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Energy	21.7
Communication Services	14.3
Consumer Staples	11.6
Utilities	11.6
Financials	11.2
Materials	8.8
Health Care	7.3
Consumer Discretionary	6.6
Cash Equivalents and Other	3.3
Industrials	2.8
Information Technology	0.8

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.11
TransCanada Corp	5.97
AT&T Inc	5.70
Rio Tinto PLC ADR	4.35
AES Corp/The	4.10
Bristol Myers Squibb Co	3.92
British American Tobacco PLC ADR	3.63
Cal Maine Foods Inc	3.47
Pfizer Inc	3.39
Best Buy Co Inc	3.38

Integrity Dividend Summit Fund | Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class C
Trading Symbol	CPAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.19%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class C shares returned 4.40%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the "Benchmark") returned 8.26% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund underperformed the Benchmark, primarily driven by as stock selection in health care and materials.
•	Aiding relative performance over the period was stock selection in consumer staples and energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2025

[5]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	Inception^
Class C without sales charge	4.40	9.61
Class C with sales charge	3.41	9.61
S&P 500 TR Index	16.33	22.21
Dow Jones U.S. Select Dividend Index	8.26	11.08
^Inception Date of 5/1/2023

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 10,000,000
Holdings Count	38
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$10
Number of Holdings	38
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	43%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Energy	21.7
Communication Services	14.3
Consumer Staples	11.6
Utilities	11.6
Financials	11.2
Materials	8.8
Health Care	7.3
Consumer Discretionary	6.6
Cash Equivalents and Other	3.3
Industrials	2.8
Information Technology	0.8

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.11
TransCanada Corp	5.97
AT&T Inc	5.70
Rio Tinto PLC ADR	4.35
AES Corp/The	4.10
Bristol Myers Squibb Co	3.92
British American Tobacco PLC ADR	3.63
Cal Maine Foods Inc	3.47
Pfizer Inc	3.39
Best Buy Co Inc	3.38

Integrity Dividend Summit Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class I
Trading Symbol	IPAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned 5.06%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the "Benchmark") returned 8.26% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund underperformed the Benchmark, primarily driven by as stock selection in health care and materials.
•	Aiding relative performance over the period was stock selection in consumer staples and energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE May 1, 2023 through July 31, 2025	[6]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	Inception^
Class I	5.06	9.93
S&P 500 TR Index	16.33	22.21
Dow Jones U.S. Select Dividend Index	8.26	11.08
^Inception Date of 5/1/2023

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 10,000,000
Holdings Count	38
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$10
Number of Holdings	38
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	43%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Energy	21.7
Communication Services	14.3
Consumer Staples	11.6
Utilities	11.6
Financials	11.2
Materials	8.8
Health Care	7.3
Consumer Discretionary	6.6
Cash Equivalents and Other	3.3
Industrials	2.8
Information Technology	0.8

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.11
TransCanada Corp	5.97
AT&T Inc	5.70
Rio Tinto PLC ADR	4.35
AES Corp/The	4.10
Bristol Myers Squibb Co	3.92
British American Tobacco PLC ADR	3.63
Cal Maine Foods Inc	3.47
Pfizer Inc	3.39
Best Buy Co Inc	3.38

Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class A
Trading Symbol	IGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.24%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned 13.80%.
•	In comparison, the S&P 500 Total Return Index (the "Benchmark") returned 16.33% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund underperformed the Benchmark, primarily driven by stock selection in consumer staples and health care.
•	Aiding relative performance over the period was an underweight allocation to health care and an overweight allocation to technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

[7]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class A without sales charge	13.80	13.96	11.87
Class A with sales charge	8.10	12.79	11.30
S&P 500 TR Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 114,000,000
Holdings Count	38
Advisory Fees Paid, Amount	$ 477,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$114
Number of Holdings	38
Net Advisory Fee Paid	$477K
Annual Portfolio Turnover	9%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Information Technology	44.7
Financials	16.5
Industrials	12.0
Consumer Staples	5.2
Health Care	4.8
Utilities	4.5
Consumer Discretionary	3.9
Materials	2.8
Cash Equivalents and Other	2.2
Energy	1.8
Communication Services	1.6

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
NVIDIA Corp	10.14
KLA Tencor Corp	4.63
Visa Inc	4.55
Trane Technologies PLC	4.23
Cloudflare Inc	3.83
Apple Inc	3.82
Mastercard Inc	3.48
Intuit Inc	3.44
Lam Research Corp	3.33
JPMorgan Chase & Co	3.12

Material Fund Change [Text Block]

Changes to the Fund
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2025 at www.integrityvikingfunds.com/documents or upon request at (800) 276-1262.

The Fund's investment strategy is supplemented with the following sentence: while the Fund does not concentrate in any one industry, it may make significant investments in certain sectors, based on economic conditions.

Accordingly, the Fund is subject to the risks of the information technology sector.

Material Fund Change Strategies [Text Block]	The Fund's investment strategy is supplemented with the following sentence: while the Fund does not concentrate in any one industry, it may make significant investments in certain sectors, based on economic conditions.
Material Fund Change Risks Change [Text Block]	Accordingly, the Fund is subject to the risks of the information technology sector.
Updated Prospectus Phone Number	(800) 276-1262
Updated Prospectus Web Address	www.integrityvikingfunds.com/documents
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class C
Trading Symbol	IGIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.99%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class C shares returned 12.94%.
•	In comparison, the S&P 500 Total Return Index (the "Benchmark") returned 16.33% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund underperformed the Benchmark, primarily driven by stock selection in consumer staples and health care.
•	Aiding relative performance over the period was an underweight allocation to health care and an overweight allocation to technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

August 3, 2015 through July 31, 2025

[8]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	Inception^
Class C without sales charge	12.94	13.16	11.23
Class C with sales charge	11.94	13.16	11.23
S&P 500 TR Index	16.33	15.88	13.69
^Inception Date of 8/3/2015

Performance Inception Date	Aug. 03, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 114,000,000
Holdings Count	38
Advisory Fees Paid, Amount	$ 477,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$114
Number of Holdings	38
Net Advisory Fee Paid	$477K
Annual Portfolio Turnover	9%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Information Technology	44.7
Financials	16.5
Industrials	12.0
Consumer Staples	5.2
Health Care	4.8
Utilities	4.5
Consumer Discretionary	3.9
Materials	2.8
Cash Equivalents and Other	2.2
Energy	1.8
Communication Services	1.6

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
NVIDIA Corp	10.14
KLA Tencor Corp	4.63
Visa Inc	4.55
Trane Technologies PLC	4.23
Cloudflare Inc	3.83
Apple Inc	3.82
Mastercard Inc	3.48
Intuit Inc	3.44
Lam Research Corp	3.33
JPMorgan Chase & Co	3.12

Material Fund Change [Text Block]

Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2025 at www.integrityvikingfunds.com/documents or upon request at (800) 276-1262.

The Fund's investment strategy is supplemented with the following sentence: while the Fund does not concentrate in any one industry, it may make significant investments in certain sectors, based on economic conditions.

Accordingly, the Fund is subject to the risks of the information technology sector.

Material Fund Change Strategies [Text Block]	The Fund's investment strategy is supplemented with the following sentence: while the Fund does not concentrate in any one industry, it may make significant investments in certain sectors, based on economic conditions.
Material Fund Change Risks Change [Text Block]	Accordingly, the Fund is subject to the risks of the information technology sector.
Updated Prospectus Phone Number	(800) 276-1262
Updated Prospectus Web Address	www.integrityvikingfunds.com/documents
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class I
Trading Symbol	IGIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned 14.09%.
•	In comparison, the S&P 500 Total Return Index (the "Benchmark") returned 16.33% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%.
•	U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025.
•	Technology and communication services were the best performing sectors, while health care and energy performed the worst.
•	The Fund underperformed the Benchmark, primarily driven by stock selection in consumer staples and health care.
•	Aiding relative performance over the period was an underweight allocation to health care and an overweight allocation to technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE August 1, 2016 through July 31, 2025	[9]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	14.09	14.24	13.71
S&P 500 TR Index	16.33	15.88	14.61
^Inception Date of 8/1/2016

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 114,000,000
Holdings Count	38
Advisory Fees Paid, Amount	$ 477,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$114
Number of Holdings	38
Net Advisory Fee Paid	$477K
Annual Portfolio Turnover	9%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Information Technology	44.7
Financials	16.5
Industrials	12.0
Consumer Staples	5.2
Health Care	4.8
Utilities	4.5
Consumer Discretionary	3.9
Materials	2.8
Cash Equivalents and Other	2.2
Energy	1.8
Communication Services	1.6

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
NVIDIA Corp	10.14
KLA Tencor Corp	4.63
Visa Inc	4.55
Trane Technologies PLC	4.23
Cloudflare Inc	3.83
Apple Inc	3.82
Mastercard Inc	3.48
Intuit Inc	3.44
Lam Research Corp	3.33
JPMorgan Chase & Co	3.12

Material Fund Change [Text Block]

Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 28, 2025 at www.integrityvikingfunds.com/documents or upon request at (800) 276-1262.

The Fund's investment strategy is supplemented with the following sentence: while the Fund does not concentrate in any one industry, it may make significant investments in certain sectors, based on economic conditions.

Accordingly, the Fund is subject to the risks of the information technology sector.

Material Fund Change Strategies [Text Block]	The Fund's investment strategy is supplemented with the following sentence: while the Fund does not concentrate in any one industry, it may make significant investments in certain sectors, based on economic conditions.
Material Fund Change Risks Change [Text Block]	Accordingly, the Fund is subject to the risks of the information technology sector.
Updated Prospectus Phone Number	(800) 276-1262
Updated Prospectus Web Address	www.integrityvikingfunds.com/documents
Integrity High Income Fund | Integrity High Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class A
Trading Symbol	IHFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund's Class A shares returned 8.42%.
•	In comparison, the Bloomberg U.S. Corporate High Yield Bond Index (the "Benchmark") returned 8.67% for the same period.

What affected the Fund’s performance?
•	During the period, the Fund's overweight position in the Cable Satellite sector, along with the Fund's security selection in Pharmaceuticals and Midstream, contributed to relative performance. Conversely, the Fund's security selection in Retailers, overweight position in Automotive and underweight position in Wireless detracted from relative performance.
•	Compared to the Benchmark on July 31, 2025, the Fund was overweight in the Cable Satellite, Automotive and Independent Energy sectors due to the relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers because the portfolio managers did not find these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the Benchmark on July 31, 2025, the Fund’s yield, spread and duration were lower than those of the Benchmark.
•	Specifically, the Fund's overweight positions in Lumen Technologies, Bausch Health, DISH Network and Intelsat paired with lack of exposure to New Fortress Energy contributed to relative performance. Overweight positions in Claires, Rite Aid and Ford Motor Company, lack of exposure to Uniti Group and the Fund's underweight position in CSC Holdings were the top detractors in the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

[10]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class A without sales charge	8.42	4.82	4.98
Class A with sales charge	3.80	3.91	4.52
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.66
Bloomberg U.S. Corporate High Yield Bond Index	8.67	5.09	5.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 47,000,000
Holdings Count	644
Advisory Fees Paid, Amount	$ 111,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$47
Number of Holdings	644
Net Advisory Fee Paid	$111K
Annual Portfolio Turnover	28%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Consumer Discretionary	19.5
Communication Services	19.0
Industrials	12.7
Energy	11.5
Health Care	9.5
Materials	7.9
Information Technology	6.2
Consumer Staples	3.6
Cash Equivalents and Other	3.5
Real Estate	3.1
Utilities	1.9
Financials	1.6

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Credit Ratings Selection [Text Block]
Credit Rating Breakdown*	% Net Assets
BBB	6.75
BB	54.01
B	23.77
CCC	10.18
CC	0.02
NR	5.27

[11]
Material Fund Change [Text Block]

Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's current prospectus dated November 30, 2024 or the next prospectus, which we expect to be available by November 28, 2025 at www.integrityvikingfunds.com/documents or upon request at (800) 276-1262.

Effective November 30, 2024, Class A's expense limitation was increased from 0.99% of the Fund's average daily net assets to 1.09% of the Fund's average daily net assets.

Material Fund Change Objectives [Text Block]	Effective November 30, 2024, Class A's expense limitation was increased from 0.99% of the Fund's average daily net assets to 1.09% of the Fund's average daily net assets.
Updated Prospectus Phone Number	(800) 276-1262
Updated Prospectus Web Address	www.integrityvikingfunds.com/documents
Integrity High Income Fund | Integrity High Income Fund Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class C
Trading Symbol	IHFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.80%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund's Class C shares returned 7.32%.
•	In comparison, the Bloomberg U.S. Corporate High Yield Bond Index (the "Benchmark") returned 8.67% for the same period.

What affected the Fund’s performance?
•	During the period, the Fund's overweight position in the Cable Satellite sector, along with the Fund's security selection in Pharmaceuticals and Midstream, contributed to relative performance. Conversely, the Fund's security selection in Retailers, overweight position in Automotive and underweight position in Wireless detracted from relative performance.
•	Compared to the Benchmark on July 31, 2025, the Fund was overweight in the Cable Satellite, Automotive and Independent Energy sectors due to the relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers because the portfolio managers did not find these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the Benchmark on July 31, 2025, the Fund’s yield, spread and duration were lower than those of the Benchmark.
•	Specifically, the Fund's overweight positions in Lumen Technologies, Bausch Health, DISH Network and Intelsat paired with lack of exposure to New Fortress Energy contributed to relative performance. Overweight positions in Claires, Rite Aid and Ford Motor Company, lack of exposure to Uniti Group and the Fund's underweight position in CSC Holdings were the top detractors in the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

[12]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class C without sales charge	7.32	3.98	4.17
Class C with sales charge	6.32	3.98	4.17
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.66
Bloomberg U.S. Corporate High Yield Bond Index	8.67	5.09	5.49

ETF Premium Discount [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 47,000,000
Holdings Count	644
Advisory Fees Paid, Amount	$ 111,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$47
Number of Holdings	644
Net Advisory Fee Paid	$111K
Annual Portfolio Turnover	28%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Consumer Discretionary	19.5
Communication Services	19.0
Industrials	12.7
Energy	11.5
Health Care	9.5
Materials	7.9
Information Technology	6.2
Consumer Staples	3.6
Cash Equivalents and Other	3.5
Real Estate	3.1
Utilities	1.9
Financials	1.6

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Credit Ratings Selection [Text Block]
Credit Rating Breakdown*	% Net Assets
BBB	6.75
BB	54.01
B	23.77
CCC	10.18
CC	0.02
NR	5.27

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

[13]
Material Fund Change [Text Block]

Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's current prospectus dated November 30, 2024 or the next prospectus, which we expect to be available by November 28, 2025 at www.integrityvikingfunds.com/documents or upon request at (800) 276-1262.

Effective November 30, 2024, Class C's expense limitation was increased from 1.74% of the Fund's average daily net assets to 1.84% of the Fund's average daily net assets.

Material Fund Change Strategies [Text Block]	Effective November 30, 2024, Class C's expense limitation was increased from 1.74% of the Fund's average daily net assets to 1.84% of the Fund's average daily net assets.
Updated Prospectus Phone Number	(800) 276-1262
Updated Prospectus Email Address	www.integrityvikingfunds.com/documents
Integrity High Income Fund | Integrity High Income Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class I
Trading Symbol	IHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund's Class I shares returned 8.84%.
•	In comparison, the Bloomberg U.S. Corporate High Yield Bond Index (the "Benchmark") returned 8.67% for the same period.

What affected the Fund’s performance?
•	During the period, the Fund's overweight position in the Cable Satellite sector, along with the Fund's security selection in Pharmaceuticals and Midstream, contributed to relative performance. Conversely, the Fund's security selection in Retailers, overweight position in Automotive and underweight position in Wireless detracted from relative performance.
•	Compared to the Benchmark on July 31, 2025, the Fund was overweight in the Cable Satellite, Automotive and Independent Energy sectors due to the relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers because the portfolio managers did not find these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the Benchmark on July 31, 2025, the Fund’s yield, spread and duration were lower than those of the Benchmark.
•	Specifically, the Fund's overweight positions in Lumen Technologies, Bausch Health, DISH Network and Intelsat paired with lack of exposure to New Fortress Energy contributed to relative performance. Overweight positions in Claires, Rite Aid and Ford Motor Company, lack of exposure to Uniti Group and the Fund's underweight position in CSC Holdings were the top detractors in the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE August 1, 2016 through July 31, 2025	[14]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	Inception^
Class I	8.84	5.11	5.40
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.22
Bloomberg U.S. Corporate High Yield Bond Index	8.67	5.09	5.54
^Inception Date of 8/1/2016

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 47,000,000
Holdings Count	644
Advisory Fees Paid, Amount	$ 111,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$47
Number of Holdings	644
Net Advisory Fee Paid	$111K
Annual Portfolio Turnover	28%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Consumer Discretionary	19.5
Communication Services	19.0
Industrials	12.7
Energy	11.5
Health Care	9.5
Materials	7.9
Information Technology	6.2
Consumer Staples	3.6
Cash Equivalents and Other	3.5
Real Estate	3.1
Utilities	1.9
Financials	1.6

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Credit Ratings Selection [Text Block]
Credit Rating Breakdown*	% Net Assets
BBB	6.75
BB	54.01
B	23.77
CCC	10.18
CC	0.02
NR	5.27

[15]
Material Fund Change [Text Block]

Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's current prospectus dated November 30, 2024 or the next prospectus, which we expect to be available by November 30, 2025 at www.integrityvikingfunds.com/documents or upon request at (800) 276-1262.

Effective November 30, 2024, Class I's expense limitation was increased from 0.74% of the Fund's average daily net assets to 0.84% of the Fund's average daily net assets.

Material Fund Change Objectives [Text Block]	Effective November 30, 2024, Class I's expense limitation was increased from 0.74% of the Fund's average daily net assets to 0.84% of the Fund's average daily net assets.
Updated Prospectus Phone Number	(800) 276-1262
Updated Prospectus Web Address	www.integrityvikingfunds.com/documents
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class A
Trading Symbol	ICPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.50%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	How did the Fund perform last year? •For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned 13.89%. •In comparison, the S&P 1500 Energy Total Return Index (the "Benchmark") returned -3.84% for the same period. What affected the Fund’s performance? •The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%. •U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025. •Crude oil prices experienced elevated volatility over the period as geopolitical tensions were offset by an oversupplied market. Crude oil traded modestly lower for the period. •Aiding relative performance versus the Benchmark over the period was an overweight allocation to utilities, independent power producer and midstream, as well as stock selection in exploration & production. •Detracting from relative performance was an overweight allocation to oilfield service.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

[16]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class A without sales charge	13.89	21.82	3.21
Class A with sales charge	8.26	20.55	2.69
S&P 1500 TR Index	15.03	15.60	13.27
S&P 1500 Energy TR Index	-3.84	24.47	6.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 135,000,000
Holdings Count	48
Advisory Fees Paid, Amount	$ 611,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$135
Number of Holdings	48
Net Advisory Fee Paid	$611K
Annual Portfolio Turnover	63%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Energy	66.8
Utilities	13.5
Industrials	12.3
Information Technologies	3.0
Cash Equivalents and Other	2.2
Consumer Discretionary	2.2

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Cheniere Energy Inc	5.06
Exxon Mobil Corp	4.54
Baker Hughes a GE Co	4.40
Permian Resources Corp	4.08
Entergy Corp	4.01
Vertiv Holdings Co	3.77
Vistra Corp	3.70
Phillips 66	3.56
TransCanada Corp	3.54
Antero Resources Corp	3.49

Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class C
Trading Symbol	ICPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$213	2.00%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]	How did the Fund perform last year? •For the 12 month period ended July 31, 2025, the Fund’s Class C shares returned 13.20%. •In comparison, the S&P 1500 Energy Total Return Index (the "Benchmark") returned -3.84% for the same period. What affected the Fund’s performance? •The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%. •U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025. •Crude oil prices experienced elevated volatility over the period as geopolitical tensions were offset by an oversupplied market. Crude oil traded modestly lower for the period. •Aiding relative performance versus the Benchmark over the period was an overweight allocation to utilities, independent power producer and midstream, as well as stock selection in exploration & production. •Detracting from relative performance was an overweight allocation to oilfield service.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

[17]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class C without sales charge	13.20	21.19	2.70
Class C with sales charge	12.20	21.19	2.70
S&P 1500 TR Index	15.03	15.60	13.27
S&P 1500 Energy TR Index	-3.84	24.47	6.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 135,000,000
Holdings Count	48
Advisory Fees Paid, Amount	$ 611,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$135
Number of Holdings	48
Net Advisory Fee Paid	$611K
Annual Portfolio Turnover	63%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Energy	66.8
Utilities	13.5
Industrials	12.3
Information Technologies	3.0
Cash Equivalents and Other	2.2
Consumer Discretionary	2.2

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Cheniere Energy Inc	5.06
Exxon Mobil Corp	4.54
Baker Hughes a GE Co	4.40
Permian Resources Corp	4.08
Entergy Corp	4.01
Vertiv Holdings Co	3.77
Vistra Corp	3.70
Phillips 66	3.56
TransCanada Corp	3.54
Antero Resources Corp	3.49

Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class I
Trading Symbol	ICWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	How did the Fund perform last year? •For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned 14.42%. •In comparison, the S&P 1500 Energy Total Return Index (the "Benchmark") returned -3.84% for the same period. What affected the Fund’s performance? •The Federal Reserve (“the Fed”) reduced rates by 0.50% in September 2024, 0.25% in November 2024, and 0.25% in December 2024 to bring the Federal Funds Rate to 4.25-4.50%. •U.S. stocks rose sharply over the period, despite having a correction in April 2025 due to tariff announcements. Performance was driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2025. •Crude oil prices experienced elevated volatility over the period as geopolitical tensions were offset by an oversupplied market. Crude oil traded modestly lower for the period. •Aiding relative performance versus the Benchmark over the period was an overweight allocation to utilities, independent power producer and midstream, as well as stock selection in exploration & production. •Detracting from relative performance was an overweight allocation to oilfield service.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE August 1, 2016 through July 31, 2025	[18]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	Inception^
Class I	14.42	22.44	5.37
S&P 1500 TR Index	15.03	15.60	14.17
S&P 1500 Energy TR Index	-3.84	24.47	6.99
^Inception Date of 8/1/2016

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 135,000,000
Holdings Count	48
Advisory Fees Paid, Amount	$ 611,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$135
Number of Holdings	48
Net Advisory Fee Paid	$611K
Annual Portfolio Turnover	63%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors	% Net Assets
Energy	66.8
Utilities	13.5
Industrials	12.3
Information Technologies	3.0
Cash Equivalents and Other	2.2
Consumer Discretionary	2.2

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Cheniere Energy Inc	5.06
Exxon Mobil Corp	4.54
Baker Hughes a GE Co	4.40
Permian Resources Corp	4.08
Entergy Corp	4.01
Vertiv Holdings Co	3.77
Vistra Corp	3.70
Phillips 66	3.56
TransCanada Corp	3.54
Antero Resources Corp	3.49

Integrity Short Term Government Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Short Term Government Fund
Class Name	Class A
Trading Symbol	MDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned 6.55%.
•	In comparison, the ICE BofA 1-3 Year US Treasury Index (the "Benchmark") returned 4.43% for the same period.

What affected the Fund’s performance?
•	Fixed income sectors in general benefited from the regime change in the Federal Reserve ("the Fed") policy, as the Federal Open Market Committee reduced the fed funds rates by 1% to 4.375%. The Treasury yield curve steepened significantly with short and intermediate-maturity Treasury yields declining given market uncertainty over the economic drag from trade policy under the new administration, while debt sustainability concerns raised longer maturity Treasury yields. As a result, the Fund’s short duration contributed to the outperformance. In addition, the portfolio’s weighting in certain Ginnie Mae mortgage-backed securities sectors and security selection further contributed to performance.
•	The spread of agency mortgage-backed securities over Treasuries tightened moderately during the 12 month period. A higher overall yield relative to that of the pre-COVID era also improved the income return of the Fund. In addition, steady cashflow patterns of short duration Agency mortgage-backed securities backed by seasoned loans with historically low mortgage rates contributed meaningfully to performance. Lastly, yield curve reshaping positively impacted returns as 2-year Treasury yields decreased by 30 basis points over the 12 month period, while the 10-year Treasury yields was higher by 34bps.
•	The fund continues to be overweight in Agency mortgage-backed securities relative to Treasuries and, more specifically, Ginnie Mae Project Loan mortgage-backed securities. Also, the Fund has a moderately longer duration than the Benchmark which should be a benefit if short maturity Treasury yields decline.
•	Income and positive price return contributed about two-thirds and one-third, respectively, of the total return over the 12 month period. The Fund yield also exceeded that of the Benchmark over the 12 month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

January 17, 2020 through July 31, 2025

[19]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	Inception^
Class A without sales charge	6.55	1.48	1.64
Class A with sales charge	4.47	1.07	1.26
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	0.28
ICE BofA 1-3 Year U.S. Treasury Index	4.43	1.34	1.74
^Inception Date of 1/17/2020

Performance Inception Date	Jan. 17, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 32,000,000
Holdings Count	166
Advisory Fees Paid, Amount	$ 3,000
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$32
Number of Holdings	166
Net Advisory Fee Paid	$3K
Annual Portfolio Turnover	113%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2025)
Assets	% Net Assets
Mortgage Backed Securities	95.9
U.S. Government Notes/Bonds	2.6
Cash Equivalents and Other	1.5

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
United States Treasury 2-Year Note 4.6250% 06/30/2026	2.60
Ginnie Mae II Pool, 6.5000% 02/20/2055	2.03
Government National Mortgage Association, 1.20178% 08/16/2063	1.99
Freddie Mac Pool, 6.0000% 07/01/2053	1.62
Freddie Mac REMICS, 6.0000% 04/25/2050	1.59
Ginnie Mae II Pool, 7.0000% 02/20/2055	1.57
Fannie Mae Pool, 5.5000% 03/01/2053	1.46
Government National Mortgage Association, 0.97965% 12/16/2062	1.40
Freddie Mac Pool, 6.0000% 09/01/2053	1.40
Fannie Mae Pool, 6.0000% 12/01/2053	1.39

Integrity Short Term Government Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Short Term Government Fund
Class Name	Class I
Trading Symbol	MDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2024 through July 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned 6.81%.
•	In comparison, the ICE BofA 1-3 Year US Treasury Index (the "Benchmark") returned 4.43% for the same period.

What affected the Fund’s performance?
•	Fixed income sectors in general benefited from the regime change in the Federal Reserve ("the Fed") policy, as the Federal Open Market Committee reduced the fed funds rates by 1% to 4.375%. The Treasury yield curve steepened significantly with short and intermediate-maturity Treasury yields declining given market uncertainty over the economic drag from trade policy under the new administration, while debt sustainability concerns raised longer maturity Treasury yields. As a result, the Fund’s short duration contributed to the outperformance. In addition, the portfolio’s weighting in certain Ginnie Mae mortgage-backed securities sectors and security selection further contributed to performance.
•	The spread of agency mortgage-backed securities over Treasuries tightened moderately during the 12 month period. A higher overall yield relative to that of the pre-COVID era also improved the income return of the Fund. In addition, steady cashflow patterns of short duration Agency mortgage-backed securities backed by seasoned loans with historically low mortgage rates contributed meaningfully to performance. Lastly, yield curve reshaping positively impacted returns as 2-year Treasury yields decreased by 30 basis points over the 12 month period, while the 10-year Treasury yields was higher by 34bps.
•	The fund continues to be overweight in Agency mortgage-backed securities relative to Treasuries and, more specifically, Ginnie Mae Project Loan mortgage-backed securities. Also, the Fund has a moderately longer duration than the Benchmark which should be a benefit if short maturity Treasury yields decline.
•	Income and positive price return contributed about two-thirds and one-third, respectively, of the total return over the 12 month period. The Fund yield also exceeded that of the Benchmark over the 12 month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025	[20]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025

	1 Year	5 Years	10 Years
Class I	6.81	1.72	1.77
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.66
ICE BofA 1-3 Year U.S. Treasury Index	4.43	1.34	1.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 32,000,000
Holdings Count	166
Advisory Fees Paid, Amount	$ 3,000
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2025)
Total Net Assets (Millions)	$32
Number of Holdings	166
Net Advisory Fee Paid	$3K
Annual Portfolio Turnover	113%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2025)
Assets	% Net Assets
Mortgage Backed Securities	95.9
U.S. Government Notes/Bonds	2.6
Cash Equivalents and Other	1.5

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
United States Treasury 2-Year Note 4.6250% 06/30/2026	2.60
Ginnie Mae II Pool, 6.5000% 02/20/2055	2.03
Government National Mortgage Association, 1.20178% 08/16/2063	1.99
Freddie Mac Pool, 6.0000% 07/01/2053	1.62
Freddie Mac REMICS, 6.0000% 04/25/2050	1.59
Ginnie Mae II Pool, 7.0000% 02/20/2055	1.57
Fannie Mae Pool, 5.5000% 03/01/2053	1.46
Government National Mortgage Association, 0.97965% 12/16/2062	1.40
Freddie Mac Pool, 6.0000% 09/01/2053	1.40
Fannie Mae Pool, 6.0000% 12/01/2053	1.39

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[2]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[3]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[4]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[5]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[6]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[7]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[8]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[9]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[10]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[11]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[12]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[13]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[14]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[15]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[16]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[17]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[18]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[19]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[20]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.